Account Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Allowance for Credit Loss [Abstract]
Beginning balance	$ 599,322	$ 443,163
Provision for (Reversal of) bad debts	128,948	128,929	$ 446,452
Allowance for Effect of Translation	34,977	27,230
Ending balance	$ 763,247	$ 599,322	$ 443,163